Summary of Significant Accounting Policies (Details) - shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Summary of Significant Accounting Policies [Line Items]
Percentage of tax benefit	50.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Warrants and options to purchase of common shares	575,878	476,126
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Warrants and options to purchase of common shares	38,873	46,593